Contingencies (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2017 lawsuit	Dec. 31, 2022 USD ($) lawsuit	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Royalty expense | $		$ 35,889	$ 36,375
San Vicente mine [member] | COMIBOL [Member] | Bolivia
Disclosure of contingent liabilities [line items]
Participation fee		37.50%
Royalty expense | $		$ 7,500	$ 7,700
Tahoe Resources, Inc [member]
Disclosure of contingent liabilities [line items]
Number of purported class action lawsuits filed | lawsuit	3
Number of class action suits after consolidation | lawsuit		1